NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2020	460,000	$5.74
Granted	4,601,000	$0.47
Forfeited	(199,000)	$0.56
Vested	(4,202,000)	$0.45
Outstanding at December 31, 2020	660,000	$4.21

Schedule of share-based compensation expenses

	Year ended December 31,
	2018	2019	2020

Fulfillment	$47	$238	$15
Selling and marketing	99	408	82
General and administrative	259	1,414	3,509
Total	$405	$2,060	$3,606